Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurement
Schedule of Fair Value Assets Measured on Recurring Basis
		Fair value measurement at reporting date using
Description	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Short-term investments with variable interest rates	700,000	-	700,000	-
Investment security	79,298	79,298	-	-
Total	779,298	79,298	700,000	-

		Fair value measurement at reporting date using
Description	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			RMB	RMB
Short-term investments with variable interest rates	1,972,277	-	1,972,277	-
Investment security	88,933	88,933	-	-
Total	2,061,210	88,933	1,972,277	-